Related Party Transactions (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity:
Income taxes paid	$ 0	$ 2,000,000	$ 1,700,000	$ 58,500,000	$ 10,100,000
AIG
Related party transactions
Number of trusts consolidated by parent for the management of aircraft sold to the trusts in prior years	2		2
Expense (income):
Allocation of corporate costs from related party	6,627,000	8,677,000	22,941,000	(1,246,000)	30,512,000
Asset (liability):
Current income taxes and other tax liabilities	(291,853,000)		(299,333,000)	(279,441,000)
Accrued corporate costs payable	(21,802,000)		(20,969,000)	(21,672,000)
Equity:
Aircraft transfer to AIG, net of tax			25,379,000
Aircraft contribution from AIG, net of tax			(16,690,000)
Compensation and other expenses paid by AIG	647,000		2,636,000	(8,000,000)	2,825,000
Corporate aircraft transferred to AIG, tax			11,866,000
Taxes on aircraft contribution from AIG			9,211,000
Income taxes paid	0		1,700,000	58,500,000
AIG | Retained earnings
Related party transactions
Number of corporate aircraft			2
Combined net book value of aircraft transfer			37,300,000
AIG | Capital contribution received
Related party transactions
Number of corporate aircraft			1
Corporate aircraft from AIG in Lease receivables and other assets			16,700,000
AIG | Insurance premiums
Expense (income):
Purchases from related party	2,000,000	2,400,000	9,900,000	7,900,000	7,300,000
AIG Markets, Inc.
Expense (income):
Interest on time deposit account	(826,000)	(594,000)	(3,634,000)
Asset (liability):
Time deposit account	1,104,422,000		1,103,591,000
Derivative liabilities	(16,718,000)		(20,933,000)	(31,756,000)
Equity:
Period to maturity of time deposit account	30 days		30 days
AIG Markets, Inc. | Derivative contracts
Expense (income):
Income from related party	298,000	305,000	1,212,000
Interest	3,496,000	5,081,000	17,712,000	50,043,000	91,988,000
Subsidiaries of AIG | Management services agreements
Expense (income):
Expense from related party	31,000	40,000	156,000	94,000	425,000
Related parties | Management services agreements
Expense (income):
Income from related party	$ (2,094,000)	$ (2,205,000)	$ (8,871,000)	$ (9,323,000)	$ (9,429,000)